IMPAIRMENT AND CHARGES RELATED TO EXPIRATION OF WOW LICENSE	12 Months Ended
Dec. 31, 2011
IMPAIRMENT AND CHARGES RELATED TO EXPIRATION OF WOW LICENSE

29. IMPAIRMENT AND CHARGES RELATED TO EXPIRATION OF WOW LICENSE

The Group obtained an exclusive license to localize and promote WoW in China in 2004 and commercially launched the localized WoW in 2005. Through end of March 2009, the Company and Blizzard were conducting ongoing negotiations, which formally commenced in April 2008 with respect to the Company continuing to operate WoW in mainland China. On April 16, 2009, the Company learned that the WoW license would be licensed to another China-based online game company. The Company had believed that an agreement by which the Company would continue to operate WoW beyond the expiration of the then existing license was imminent. The WoW license was not renewed upon expiration on June 7, 2009.

For the year ended December 31, 2009, the Group recorded the following impairment and certain other charges:

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The Group continued to make prepayment of royalties for WoW until the expiration of the WoW license. As a result of the non-renewal of the WoW license, the Group recognized an impairment loss for prepaid royalties, deferred costs and related prepaid withholding taxes of RMB60.7 million, RMB38.1 million and RMB4.4 million, respectively, for the year ended December 31, 2009;

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As a result of change in accounting estimate on the useful life of computer equipment through the end of the WoW license, the Group recorded additional depreciation expense as a component of cost of service in the amount of RMB40.0 million in 2009. Depreciation expense relating to this change is to increase both loss from operations and net loss by RMB40.0 million, and to increase both basic and diluted net loss per share by RMB1.57 in 2009.

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A RMB30.2 million impairment of goodwill following the expiration of the WoW license on June 7, 2009. The Group determined the fair value of the reporting unit related to WoW using the income approach. The income approach included the use of a discounted cash flow model, which required assumptions of projected revenue expenses, capital expenditures and other costs, as well as a discount rate calculated based on the risk profile of the online game industry. The Group does not expect any revenue from WoW reporting unit after expiration of the WoW license and assessed the fair value of the WoW reporting unit to be zero. Accordingly, the assigned value for goodwill related to WoW was zero and a full impairment was recognized.

•	As of December 31, 2009, the WoW related computer and equipment and intangible assets have been fully depreciated and no additional impairment was recognized in 2009.

For the years ended December 31, 2010 and 2011, there were no additional impairment charges recorded related to the expiration of WoW license.